Insurance Contracts - Summary of Risk Level of Financial Assets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk level of financial assets [Line Items]
Interbank deposits and securities purchased under agreements to resell, percentage	4.30%	5.50%
Held-for-trading-financial assets, percentage	89.90%	88.50%
Derivatives assets, percentage	0.20%	0.20%
Available-for-sale financial assets, percentage	3.60%	2.50%
Held-to-maturity financial assets, percentage	2.00%	3.30%
Total, percentage	100.00%	100.00%
Derivatives assets	R$ 22,843	R$ 24,231
Available-for-sale financial assets	102,284	88,277
Insurance financial assets [member]
Disclosure of risk level of financial assets [Line Items]
Interbank deposits and securities purchased under agreements to resell	7,558	7,859
Held-for-trading-financial assets	156,504	125,957
Derivatives assets	194	284
Available-for-sale financial assets	6,312	3,558
Held-to-maturity financial assets	3,447	4,629
Total	174,015	142,287
Insurance financial assets [member] | Lower risk [Member]
Disclosure of risk level of financial assets [Line Items]
Interbank deposits and securities purchased under agreements to resell	7,558	7,859
Held-for-trading-financial assets	156,478	125,944
Derivatives assets	194	284
Available-for-sale financial assets	6,312	3,558
Held-to-maturity financial assets	3,447	4,629
Total	173,989	142,274
Insurance financial assets [member] | Satisfactory [Member]
Disclosure of risk level of financial assets [Line Items]
Held-for-trading-financial assets		13
Total		R$ 13
Insurance financial assets [member] | Higher Risk [Member]
Disclosure of risk level of financial assets [Line Items]
Held-for-trading-financial assets	26
Total	R$ 26